Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income for the year	$ 6,025	$ (7,097)
Items not involving cash:
Amortization	146	121
Deferred income tax (benefit) expense	(1,567)	1,026
Income from equity accounted Investment in Juanicipio	(15,686)	(2,214)
Share-based payment expense	4,256	3,122
Unrealized foreign exchange gain	(260)	(738)
Accounts receivable	116	(201)
Prepaid expenses	(17)	(241)
Trade and other payables	265	8
Net cash provided from (used in) operating activities	(6,722)	(6,214)
INVESTING ACTIVITIES
Exploration and evaluation expenditures	(7,169)	(4,873)
Investment in Juanicipio	(74,136)	(64,270)
Proceeds from disposition of equity securities	6,371	3,905
Purchase of equipment	(5)	(74)
Net cash used in investing activities	(74,939)	(65,312)
FINANCING ACTIVITIES
Issuance of common shares upon exercise of stock options	985	3,337
Issuance of common shares, net of share issue costs	43,242	89,164
Payment of lease obligation (principal)	(91)	(72)
Net cash provided from financing activities	44,136	92,429
EFFECTS OF EXCHANGE RATE CHANGES ON CASH	265	745
(Decrease) increase in cash and equivalents	(37,260)	21,648
Cash and cash equivalents, beginning of year	94,008	72,360
Cash and cash equivalents, end of year	$ 56,748	$ 94,008